Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 Tel: 202.739.3000 Fax: 202.7393001 www.morganlewis.com
W. John McGuire 202.739.5654 wjm@morganlewis.com

October 6, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	U.S. One Trust: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320)

Ladies and Gentlemen:

On behalf of our client, U.S. One Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A.  The purpose of Pre-Effective Amendment No. 1 is to respond to the staff’s comments on the Trust’s Initial Registration Statement which was filed with the SEC via EDGAR Accession No. 0000950123-09-027054 on July 29, 2009.

Please contact me at (202) 739-5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire